Total Assets by Segment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Total Assets By Segment [Line Items]
Total assets	$ 5,459,617	$ 4,513,636
Power & Control
Total Assets By Segment [Line Items]
Total assets	1,896,300	1,784,217
Airframe
Total Assets By Segment [Line Items]
Total assets	2,932,229	2,190,958
Non-aviation
Total Assets By Segment [Line Items]
Total assets	118,520	79,220
Corporate
Total Assets By Segment [Line Items]
Total assets	$ 512,568	$ 459,241